SCHEDULE OF FAIR VALUE OF WARRANTS ESTIMATED USING BLACK-SCHOLES OPTION PRICING MODEL (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Average expected life (in years)	5 years
Minimum [Member]
Average risk-free interest rate	3.80%	3.88%	3.62%
Average expected life (in years)		4 years 6 months	4 months 24 days
Volatility	70.00%	70.20%	62.90%
Maximum [Member]
Average risk-free interest rate	4.19%	3.91%	5.15%
Average expected life (in years)		5 years	5 years
Volatility	71.30%	71.50%	68.20%